COST OF SALES (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Schedule of cost of sales

	Year ended December 31,
	2017	2016	2015

Inventories at the beginning of the year	1,647,869	1,579,120	2,134,034
Acquisition of business (Note 3)	400,047	—	—
Translation differences	(97,148)	(82,515)	(204,512)

Plus: Charges for the year
Raw materials and consumables used and other movements	6,337,283	4,060,783	4,548,219
Services and fees	110,949	77,698	86,874
Labor cost	673,821	560,513	599,989
Depreciation of property, plant and equipment	348,415	314,649	335,302
Amortization of intangible assets	35,275	40,225	48,442
Maintenance expenses	480,496	457,734	507,895
Office expenses	7,350	7,112	6,683
Insurance	7,968	8,432	9,435
(Recovery) Charge of obsolescence allowance	(4,028)	4,600	(4,816)
Recovery from sales of scrap and by-products	(25,973)	(21,010)	(31,096)
Others	31,631	24,918	19,943

Less: Inventories at the end of the year	(2,550,930)	(1,647,869)	(1,579,120)

Cost of Sales	7,403,025	5,384,390	6,477,272